Financial investments - Financial investments accounted under trading model (Details) - Wealth management products with no fixed term	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value	¥ 0	$ 0
Addition	97,916,010	13,414,438
Subtraction	(10,417,600)	(1,427,205)
Total realized gain	179,600	24,605
Fair value change	1,072,649	146,952
Fair value	¥ 88,750,659	$ 12,158,790